Taxation - Schedule of Analysis of Taxation Charge for the Year (Parenthetical) (Detail)	Jan. 01, 2018	Dec. 22, 2017
United States [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
US Federal tax rate	21.00%	35.00%